Commitments (Narrative) (Details) $ in Millions	Dec. 31, 2024 USD ($)
Manitoba [Member]
Statements [Line Items]
Capital commitments	$ 1.8
Manitoba [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	0.2
British Columbia [Member]
Statements [Line Items]
Capital commitments	15.0
British Columbia [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	1.4
Peru [Member] | Amounts which can be terminated [Member]
Statements [Line Items]
Capital commitments	37.1
Copper World Complex in Arizona [Member]
Statements [Line Items]
Capital commitments	$ 35.2